UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Victory Institutional Diversified Stock Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)

Consumer Discretionary (16.9%):
Amazon.com, Inc.(a)	382	$679
Burlington Stores, Inc.(a)	1,922	294
Comcast Corp., Class A	7,699	275
D.R. Horton, Inc.	8,576	376
Dollar General Corp.	3,914	384
Lear Corp.	1,503	271
LGI Homes, Inc.(a)	2,578	133
Magna International, Inc., ADR	4,769	290
Meritage Homes Corp.(a)	3,441	148
O’Reilly Automotive, Inc.(a)	1,275	390
Penske Automotive Group, Inc.	4,780	250
PulteGroup, Inc.	11,911	339
Ross Stores, Inc.	4,647	406
The Home Depot, Inc.	863	170
The TJX Cos., Inc.	1,457	142
		4,547
Consumer Staples (3.8%):
Costco Wholesale Corp.	1,069	234
CVS Health Corp.	5,151	334
Sysco Corp.	1,999	134
Wal-Mart Stores, Inc.	3,754	335
		1,037
Energy (7.4%):
Callon Petroleum Co.(a)	12,475	134
Chevron Corp.	4,624	583
EOG Resources, Inc.	2,449	316
Laredo Petroleum, Inc.(a)	10,742	100
Newfield Exploration Co.(a)	8,634	248
Occidental Petroleum Corp.	3,155	265
Phillips 66	2,746	339
		1,985
Financials (17.3%):
Ameriprise Financial, Inc.	2,372	345
Bank of America Corp.	15,406	475
Berkshire Hathaway, Inc., Class B(a)	2,778	550
Cathay General Bancorp	8,941	372
E*TRADE Financial Corp.(a)	5,309	318
Essent Group Ltd.(a)	9,065	348
FCB Financial Holdings, Inc.(a)	5,188	265
JPMorgan Chase & Co.	3,755	432
Northern Trust Corp.	3,533	385
Regions Financial Corp.	13,666	254
TD Ameritrade Holding Corp.	4,436	254
Western Alliance BanCorp(a)	6,699	380
Zions BanCorp	5,583	289
		4,667
Health Care (11.0%):
AbbVie, Inc.	2,832	261
Align Technology, Inc.(a)	428	153
Cigna Corp.	1,511	271
Express Scripts Holding Co.(a)	4,744	377
Innoviva, Inc.(a)	12,003	170
Johnson & Johnson	2,060	273
McKesson Corp.	1,318	166
Merck & Co., Inc.	3,434	226
Novartis AG, ADR	1,816	152
Pfizer, Inc.	5,800	232
UnitedHealth Group, Inc.	2,702	684
		2,965

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (12.2%):
Allison Transmission Holdings, Inc.	8,507	$400
Comfort Systems USA, Inc.	3,400	189
Cummins, Inc.	972	139
FedEx Corp.	1,778	437
Norfolk Southern Corp.	2,563	433
PACCAR, Inc.	2,151	141
Patrick Industries, Inc.(a)	3,032	186
SkyWest, Inc.	3,930	235
Union Pacific Corp.	2,224	333
United Rentals, Inc.(a)	1,395	208
United Technologies Corp.	2,410	327
Universal Forest Products, Inc.	6,921	255
		3,283
Information Technology (22.0%):
Alphabet, Inc., Class C(a)	881	1,071
Apple, Inc.	6,479	1,233
DXC Technology Co.	2,555	217
Entegris, Inc.	4,380	154
Facebook, Inc., Class A(a)	2,738	473
Intel Corp.	2,914	140
Micron Technology, Inc.(a)	2,853	151
Microsoft Corp.	12,019	1,275
ON Semiconductor Corp.(a)	15,108	333
Perspecta, Inc.	4,247	92
Vishay Intertechnology, Inc.	7,188	180
YY, Inc., ADR(a)	2,548	238
Zebra Technologies Corp., Class A(a)	2,668	368
		5,925
Materials (4.6%):
Louisiana Pacific Corp.	12,532	337
Packaging Corp. of America	2,380	269
Reliance Steel & Aluminum Co.	2,777	250
Steel Dynamics, Inc.	8,172	385
		1,241
Telecommunication Services (1.8%):
Verizon Communications, Inc.	9,134	472
Total Common Stocks (Cost $22,163)		26,122

Exchange-Traded Funds (1.0%)
SPDR S&P 500 ETF Trust	978	275
Total Exchange-Traded Funds (Cost $270)		275
Total Investments (Cost $22,433) — 98.0%		26,397
Other assets in excess of liabilities — 2.0%		546
NET ASSETS - 100.00%		$26,943

(a)              Non-income producing security.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments
Victory Institutional Funds	July 31, 2018
(Unaudited)

1. Organization:

The Victory Institutional Funds (the “Trust”) currently offers shares of one fund, the Victory Institutional Diversified Stock Fund (the “Fund”), which seeks to provide long-term growth of capital.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedule of Portfolio Investments - continued
Victory Institutional Funds	July 31, 2018
(Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the period ended July 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices Investments in Securities	Total Investments in Securities
Investment
Common Stocks	$26,122	$26,122
Exchange-Traded Funds	275	275
Total	$26,397	$26,397

There were no transfers among any levels during the period ended July 31, 2018.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedule of Portfolio Investments - continued
Victory Institutional Funds	July 31, 2018
(Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of July 31, 2018, the Fund had no securities on loan.

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Notes to Schedule of Portfolio Investments - continued
Victory Institutional Funds	July 31, 2018
(Unaudited)

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund’s compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund’s compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending October 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund’s adoption of these amendments has no effect on the Fund’s net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Notes to Schedule of Portfolio Investments - continued
Victory Institutional Funds	July 31, 2018
(Unaudited)

Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedule of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 25, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2018